Lease Receivables and Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Lease Receivables and Other Assets
Lease Receivables and Other Assets

I. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Lease receivables	$209,657	$199,694
AeroTurbine Inventory	200,508	149,390
Lease incentive costs, net of amortization	175,956	128,616
Straight-line rents and other assets	203,308	226,609
Goodwill and Other intangible assets(a)	46,778	48,887
Notes and trade receivables, net of allowance(b)	18,098	23,181
Derivative assets(c)	—	54

	$854,305	$776,431

(a)
Goodwill and Other intangible assets relate to our acquisition of AeroTurbine.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.5%.

(c)
See Note O—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable during the year ended December 31, 2012:

(Dollars in thousands)
Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—

        During the nine months ended September 30, 2013, we did not have any activity in our allowance for credit losses on notes receivable.

Note I—Lease Receivables and Other Assets

        At December 31, 2012, Lease receivables and other assets consist of the following:

	2012	2011
	(Dollars in thousands)
Lease receivables	$199,694	$222,637
AeroTurbine Inventory	149,390	148,452
Lease incentive costs, net of amortization(a)	128,616	119,878
Straight-line rents and other assets(b)	235,780	47,115
Goodwill and Other intangible assets	48,887	51,965
Notes and trade receivables, net of allowance(c)	23,181	9,489
Derivative assets(d)	54	198

	$785,602	$599,734

(a)
We capitalized lease incentives of $65.8 million and $89.6 million for the years 2012 and 2011, respectively. We amortized lease incentives into Rental of flight equipment of $61.5 million, $63.4 million and $47.8 million for the years 2012, 2011, and 2010, respectively.

(b)
Credit balances of Straight-line rents in the amount of $175.8 million were reclassified to Security deposits, deferred overhaul rentals and other customer deposits on the Consolidated Balance Sheet at December 31, 2012.

(c)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 2.0% to 10.4%.

(d)
See Note U—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—

Balance at December 31, 2011	$41,396
Provision	(9,727)
Write-offs	(31,669)

Balance at December 31, 2012	$—